BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Disclosure of voluntary change in accounting policy [line items]
Profit / (loss) for the period	$ (9)	[1],[2]	$ 801	[3]	$ (316)	[3]
Items that may be reclassified to profit or loss
Foreign currency translation	(480)	[2]	(200)		(623)
Transfer from OCI to income statement on disposal of subsidiary (reclassification adjustments)	558	[1],[2]	0		96
Items that will not to be reclassified to profit or loss
Other	27	[2]	0		1
Other comprehensive income / (loss) for the period, net of tax	105	[2]	(203)		(541)
Total comprehensive income / (loss)	96	[1],[2]	598		(857)
Attributable to:
The owners of the parent	(14)	[2]	513		(800)
Non-controlling interests	110	[2]	85		(57)
Total comprehensive income / (loss) for the period, net of tax from:
Continuing operations	234	[2]	(5)		189
Discontinued operations	(138)	[2]	$ 603		$ (1,046)
VEON Ltd. Dutch Statutory Financial Statements as previously reported
Disclosure of voluntary change in accounting policy [line items]
Profit / (loss) for the period	(9)
Items that may be reclassified to profit or loss
Foreign currency translation	(480)
Transfer from OCI to income statement on disposal of subsidiary (reclassification adjustments)	(266)
Items that will not to be reclassified to profit or loss
Other	27
Other comprehensive income / (loss) for the period, net of tax	(719)
Total comprehensive income / (loss)	(728)
Attributable to:
The owners of the parent	(14)
Non-controlling interests	(714)
Total comprehensive income / (loss) for the period, net of tax from:
Continuing operations	234
Discontinued operations	(962)
Adjustment
Disclosure of voluntary change in accounting policy [line items]
Profit / (loss) for the period	0
Items that may be reclassified to profit or loss
Foreign currency translation	0
Transfer from OCI to income statement on disposal of subsidiary (reclassification adjustments)	824
Items that will not to be reclassified to profit or loss
Other	0
Other comprehensive income / (loss) for the period, net of tax	824
Total comprehensive income / (loss)	824
Attributable to:
The owners of the parent	0
Non-controlling interests	824
Total comprehensive income / (loss) for the period, net of tax from:
Continuing operations	0
Discontinued operations	$ 824

[1]	**Refer to Note 24 for further details with respect to the restatement.
[2]	*Refer to Note 24 for further details with respect to the restatement.
[3]	*Prior year comparatives for the years ended December 31, 2021 and 2020 are adjusted following the classification of Russia as a discontinued operation (see Note 10).